Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended	183 Months Ended	198 Months Ended	360 Months Ended	365 Months Ended	473 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%		8.88%	9.27%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
C000122683 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.98%		12.53%	11.44%
Performance Inception Date					Nov. 08, 2012
C000255093 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.89%		12.22%	11.07%
Performance Inception Date		Oct. 02, 2024
C000033005 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.01%		10.82%	10.38%
Performance Inception Date										Jul. 25, 1986
C000033005 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.49%		8.35%	8.20%
Performance Inception Date										Jul. 25, 1986
C000033005 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.84%		8.15%	7.92%
Performance Inception Date										Jul. 25, 1986
C000033007 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.86%		11.31%	10.20%
Performance Inception Date								Jan. 15, 1996
C000033008 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.88%		12.42%	11.31%
Performance Inception Date									Jul. 31, 1995
C000078991 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.04%		12.58%	11.49%
Performance Inception Date							Jul. 15, 2009
C000094701 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.31%		11.86%	10.76%
Performance Inception Date						Sep. 27, 2010